Summary of Gains and Losses on Derivative Instruments (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	[1]	$ 6		$ 47
Other (income) expense, net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, undesignated derivative instruments		4		(4)
Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	[1]			1
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		(12)	$ (55)	57
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		6		47
Cash Flow Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI			$ (55)	38
Cash Flow Hedges | Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax				1
Cash Flow Hedges | Foreign Exchange Contracts One
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		(1)
Cash Flow Hedges | Foreign Exchange Contracts Two
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		(11)		19
Cash Flow Hedges | Foreign Exchange Contracts Two | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		6		46
Fair value hedges | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, fair value hedges		$ 36		$ 4

[1]	Amounts in parentheses indicate reductions to net income.